Description of Organization and Business Operations (Details)				6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 16, 2026 USD ($) $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 30, 2025 USD ($)
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares						$ 10
Proceeds from sale of private placements warrants					$ 5,000,000
Percentage of ownership required to acquire in target company						50.00%
Maturity days						185 days
Redemption percentage if business combination is not completed			100.00%			100.00%
Net interest to pay dissolution expenses						$ 100,000
Cash				$ 2,068	878,254	32,075
Working capital						386,183
Gross proceeds			$ 160,000,000
Transaction costs						10,184,856
Underwriting fee						3,000,000
Deferred underwriting fee						6,600,000
Other offering costs						584,856
Amount in trust account				$ 42,874,392	$ 164,407,016	$ 171,405,977
Trust account price per share (in Dollars per share) | $ / shares						$ 10.71
Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum				1
Threshold percent of fair market value of target businesses				80.00%
Percentage of ownership required to acquire in target company				50.00%
Maturity days				185 days
Redemption percentage if business combination is not completed				100.00%
Trust account price per share (in Dollars per share) | $ / shares				$ 10.93
Net interest to pay dissolution expenses				$ 100,000
Deposit				78,478
Cash				2,068
Working capital				$ 1,766,855
Working Capital Loan [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount		$ 1,500,000
Percentage of interest bearing		17.50%
Unpaid principal amount		$ 1,500,000
Conversion price (in Dollars per share) | $ / shares		$ 1
Redeemable Warrant [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants per unit (in Shares) | shares			1
Redeemable Warrant [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants per unit (in Shares) | shares			1
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Issue price per warrant (in Dollars per share) | $ / shares						1
Everli Global Inc [Member]
Description of Organization and Business Operations [Line Items]
Pre money equity value							$ 180,000,000
Everli Global Inc [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Pre money equity value							$ 180,000,000
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Trust account price per share (in Dollars per share) | $ / shares						$ 10
Sponsor [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Trust account price per share (in Dollars per share) | $ / shares				$ 10
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from sale of private placements warrants						$ 5,000,000
Number of warrants sold (in Shares) | shares						5,000,000
Issue price per warrant (in Dollars per share) | $ / shares						$ 1
Sponsor [Member] | Private Placement Warrants [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants sold (in Shares) | shares			5,000,000
Issue price per warrant (in Dollars per share) | $ / shares			$ 1
Proceeds from sale of private placements warrants			$ 5,000,000
Shareholders Meeting [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Redemption price per share (in Dollars per share) | $ / shares	$ 10.89
Redemption amount	$ 131,500,000
Meeting Redemptions [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Monthly contribution amount				$ 78,478.46
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Threshold percent of fair market value of target businesses						80.00%
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 10
Number of units issued (in Shares) | shares			16,000,000			16,000,000
Amount in trust account						$ 160,000,000
Initial Public Offering [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares) | shares			16,000,000
Issue price per unit (in Dollars per share) | $ / shares			$ 10
Gross proceeds			$ 160,000,000
Transfer money to trust account			$ 160,000,000
Initial Public Offering [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants sold (in Shares) | shares			5,000,000
Issue price per warrant (in Dollars per share) | $ / shares			$ 1
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 10
Number of units sold (in Shares) | shares			1,000,000
Number of units issued (in Shares) | shares						1,000,000
Deferred underwriting fee						$ 6,600,000
Over-Allotment Option [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 10
Number of units sold (in Shares) | shares			1,000,000
Class A Ordinary Share [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 0.0001			$ 11.5
Number of shares per unit (in Shares) | shares						1
Public shares outstanding (in Shares) | shares				3,923,923	16,000,000	16,000,000
Shares issued (in Shares) | shares				5,621,621
Class A Ordinary Share [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 0.0001
Number of shares per unit (in Shares) | shares			1
Class A Ordinary Share [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Issue price per warrant (in Dollars per share) | $ / shares						$ 11.5
Class A Ordinary Share [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Issue price per warrant (in Dollars per share) | $ / shares						$ 11.5
Class A Ordinary Share [Member] | Warrant [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Issue price per unit (in Dollars per share) | $ / shares			$ 11.5
Class A Ordinary Share [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares) | shares		5,621,621
Class A Ordinary Share [Member] | Sponsor [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares) | shares		5,621,621
Class A Ordinary Share [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Ordinary Shares of Unit (in Shares) | shares			1
Class A Ordinary Share [Member] | Initial Public Offering [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Ordinary Shares of Unit (in Shares) | shares			1
Public Shares [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Contribution amount				$ 80,000
Price per public share (in Dollars per share) | $ / shares				$ 0.02
Public Shares [Member] | Shareholders Meeting [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Public shares exercised (in Shares) | shares	12,076,077
Public shares issued (in Shares) | shares	3,923,923
Public shares outstanding (in Shares) | shares	3,923,923
Public Shares [Member] | Meeting Redemptions [Member] | Melar Acquisition Sponsor I LLC [Member]
Description of Organization and Business Operations [Line Items]
Public shares outstanding (in Shares) | shares				3,923,923